Pension and Other Post-retirement Benefit Plans (Projected and ABO) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 1,002.3	$ 906.2
Accumulated benefit obligation	943.2	847.1
DB SERP
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	52.3	61.5
Accumulated benefit obligation	52.3	59.8
DB Restoration
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	5.4	4.1
Accumulated benefit obligation	$ 4.8	$ 3.2